CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 4,955	$ 25	$ 4,283	$ 1,966	$ (1,373)	$ 54
Beginning balance at Dec. 31, 2013							$ 12
Net income (loss), excluding redeemable non controlling interests	456	0	0	454	0	2
Net income, redeemable non controlling interests							3
Other comprehensive income, net of tax	91	0	0	0	91	0	0
Dividend paid	(376)	0	0	(375)	0	(1)	(3)
Capital increase	6	0	6	0	0	0	0
Share-based compensation expense	11	0	11	0	0	0	0
Other changes	1	0	0	0	0	1	0
Ending balance at Jun. 30, 2014	5,144	25	4,300	2,045	(1,282)	56
Ending balance at Jun. 30, 2014							12
Beginning balance at Dec. 31, 2014	4,961	25	4,342	2,291	(1,736)	39
Beginning balance at Dec. 31, 2014	16						16
Net income (loss), excluding redeemable non controlling interests	142	0	0	146	0	(4)
Net income, redeemable non controlling interests							3
Other comprehensive income, net of tax	(9)	0	0	0	(9)	0	0
Dividend paid	(293)	0	0	(291)	0	(2)	(1)
Capital increase	17	0	3	0	0	14	0
Share-based compensation expense	24	0	24	0	0	0	0
Other changes	(4)	0	0	(3)	0	(1)	0
Ending balance at Jun. 30, 2015	4,838	$ 25	$ 4,369	$ 2,143	$ (1,745)	$ 46
Ending balance at Jun. 30, 2015	$ 18						$ 18